1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Sept. 2017 Note) (Details - Loss per share) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Accounting Policies [Abstract]
Net Income (Loss) - Basic and Diluted	$ (28,785)	$ (293,408)	$ (1,006,457)	$ (1,034,765)
Basic and Diluted Weighted Average Shares Outstanding	9,108,423	7,539,582
Loss Per Share
Basic	$ 0.00	$ (0.04)	$ (0.12)	$ (0.15)
Diluted	$ 0.00	$ (0.04)	$ (0.12)	$ (0.15)